Inventory (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure Of Detailed Information About Inventories [Abstract]
Schedule of inventory

As at	October 31, 2024	October 31, 2023
	$	$
Finished goods	28,871	25,470
Work in process	25	16
Raw materials	775	626
Provision for obsolescence	(333)	(138)
Total	29,338	25,974